UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05723
Name of Fund:
BlackRock Emerging Markets Fund, Inc.
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Emerging Markets Fund, Inc., 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
4/30/2025
Date of reporting period:
4/30/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Emerging Markets Fund, Inc.
Institutional Shares | MADCX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Emerging Markets Fund, Inc. (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$86	0.86%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Institutional Shares returned (0.89)%.
  For the same period, the MSCI Emerging Markets Index returned 9.02%.
What contributed to performance?
Holdings in Taiwan and the United Arab Emirates contributed to absolute performance. At the sector level, communication services and real estate were the primary contributors. With respect to individual holdings, the Chinese internet and gaming company Tencent Holdings Ltd.-which was boosted by easing regulatory restrictions and its focus on AI development-was the top contributor. Taiwan Semiconductor Manufacturing Co. Ltd. also contributed behind AI-driven demand for semiconductors.
The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach contributed minimally to performance. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Holdings in Brazil and India detracted from results. In terms of sectors, financials and consumer discretionary were the primary detractors. At the individual stock level, the Chinese shopping platform Meituan was the largest detractor. Although the company reported strong earnings growth, increasing competition pressured the stock. An overweight in the Brazilian integrated healthcare operator Hapvida Participações e Investimentos S.A. also detracted as the company faced growing operating expenses. Volatility in Brazil’s equity market also impacted the stock as the country continued to face economic challenges, such as elevated inflation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	(0.89)%	3.69%	3.30%
MSCI Emerging Markets Index	9.02	6.35	3.07
Key Fund statistics
Net Assets	$3,630,857,280
Number of Portfolio Holdings	84
Net Investment Advisory Fees	$32,612,482
Portfolio Turnover Rate	141%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	27.8%
India	13.9%
Taiwan	12.2%
United States	10.0%
Mexico	5.5%
Turkey	5.4%
Brazil	5.4%
South Korea	5.0%
Indonesia	3.2%
United Arab Emirates	2.7%
Other#	9.1%
Liabilities in Excess of Other Assets	(0.2)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	8.7%
Tencent Holdings Ltd.	6.1%
Grupo Financiero Banorte SAB de CV, Class O	2.9%
OTP Bank Nyrt	2.6%
SK Hynix, Inc.	2.6%
Meituan, Class B	2.5%
NAVER Corp.	2.4%
Wiwynn Corp.	2.2%
Tata Consultancy Services Ltd.	2.1%
Bank Mandiri Persero Tbk PT	2.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Emerging Markets Fund, Inc.
Institutional Shares | MADCX
Annual Shareholder Report — April 30, 2025
MADCX-04/25-AR

BlackRock Emerging Markets Fund, Inc.
Investor A Shares | MDDCX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Emerging Markets Fund, Inc. (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$110	1.11%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor A Shares returned (1.14)%.
  For the same period, the MSCI Emerging Markets Index returned 9.02%.
What contributed to performance?
Holdings in Taiwan and the United Arab Emirates contributed to absolute performance. At the sector level, communication services and real estate were the primary contributors. With respect to individual holdings, the Chinese internet and gaming company Tencent Holdings Ltd.-which was boosted by easing regulatory restrictions and its focus on AI development-was the top contributor. Taiwan Semiconductor Manufacturing Co. Ltd. also contributed behind AI-driven demand for semiconductors.
The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach contributed minimally to performance. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Holdings in Brazil and India detracted from results. In terms of sectors, financials and consumer discretionary were the primary detractors. At the individual stock level, the Chinese shopping platform Meituan was the largest detractor. Although the company reported strong earnings growth, increasing competition pressured the stock. An overweight in the Brazilian integrated healthcare operator Hapvida Participações e Investimentos S.A. also detracted as the company faced growing operating expenses. Volatility in Brazil’s equity market also impacted the stock as the country continued to face economic challenges, such as elevated inflation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	(1.14)%	3.43%	3.00%
Investor A Shares (with sales charge)	(6.33)	2.32	2.44
MSCI Emerging Markets Index	9.02	6.35	3.07
Key Fund statistics
Net Assets	$3,630,857,280
Number of Portfolio Holdings	84
Net Investment Advisory Fees	$32,612,482
Portfolio Turnover Rate	141%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	27.8%
India	13.9%
Taiwan	12.2%
United States	10.0%
Mexico	5.5%
Turkey	5.4%
Brazil	5.4%
South Korea	5.0%
Indonesia	3.2%
United Arab Emirates	2.7%
Other#	9.1%
Liabilities in Excess of Other Assets	(0.2)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	8.7%
Tencent Holdings Ltd.	6.1%
Grupo Financiero Banorte SAB de CV, Class O	2.9%
OTP Bank Nyrt	2.6%
SK Hynix, Inc.	2.6%
Meituan, Class B	2.5%
NAVER Corp.	2.4%
Wiwynn Corp.	2.2%
Tata Consultancy Services Ltd.	2.1%
Bank Mandiri Persero Tbk PT	2.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Emerging Markets Fund, Inc.
Investor A Shares | MDDCX
Annual Shareholder Report — April 30, 2025
MDDCX-04/25-AR

BlackRock Emerging Markets Fund, Inc.
Investor C Shares | MCDCX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Emerging Markets Fund, Inc. (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$184	1.86%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor C Shares returned (1.86)%.
  For the same period, the MSCI Emerging Markets Index returned 9.02%.
What contributed to performance?
Holdings in Taiwan and the United Arab Emirates contributed to absolute performance. At the sector level, communication services and real estate were the primary contributors. With respect to individual holdings, the Chinese internet and gaming company Tencent Holdings Ltd.-which was boosted by easing regulatory restrictions and its focus on AI development-was the top contributor. Taiwan Semiconductor Manufacturing Co. Ltd. also contributed behind AI-driven demand for semiconductors.
The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach contributed minimally to performance. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Holdings in Brazil and India detracted from results. In terms of sectors, financials and consumer discretionary were the primary detractors. At the individual stock level, the Chinese shopping platform Meituan was the largest detractor. Although the company reported strong earnings growth, increasing competition pressured the stock. An overweight in the Brazilian integrated healthcare operator Hapvida Participações e Investimentos S.A. also detracted as the company faced growing operating expenses. Volatility in Brazil’s equity market also impacted the stock as the country continued to face economic challenges, such as elevated inflation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	(1.86)%	2.66%	2.35%
Investor C Shares (with sales charge)	(2.83)	2.66	2.35
MSCI Emerging Markets Index	9.02	6.35	3.07
Key Fund statistics
Net Assets	$3,630,857,280
Number of Portfolio Holdings	84
Net Investment Advisory Fees	$32,612,482
Portfolio Turnover Rate	141%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	27.8%
India	13.9%
Taiwan	12.2%
United States	10.0%
Mexico	5.5%
Turkey	5.4%
Brazil	5.4%
South Korea	5.0%
Indonesia	3.2%
United Arab Emirates	2.7%
Other#	9.1%
Liabilities in Excess of Other Assets	(0.2)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	8.7%
Tencent Holdings Ltd.	6.1%
Grupo Financiero Banorte SAB de CV, Class O	2.9%
OTP Bank Nyrt	2.6%
SK Hynix, Inc.	2.6%
Meituan, Class B	2.5%
NAVER Corp.	2.4%
Wiwynn Corp.	2.2%
Tata Consultancy Services Ltd.	2.1%
Bank Mandiri Persero Tbk PT	2.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Emerging Markets Fund, Inc.
Investor C Shares | MCDCX
Annual Shareholder Report — April 30, 2025
MCDCX-04/25-AR

BlackRock Emerging Markets Fund, Inc.
Class K Shares | MKDCX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Emerging Markets Fund, Inc. (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$81	0.81%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Class K Shares returned (0.84)%.
  For the same period, the MSCI Emerging Markets Index returned 9.02%.
What contributed to performance?
Holdings in Taiwan and the United Arab Emirates contributed to absolute performance. At the sector level, communication services and real estate were the primary contributors. With respect to individual holdings, the Chinese internet and gaming company Tencent Holdings Ltd.-which was boosted by easing regulatory restrictions and its focus on AI development-was the top contributor. Taiwan Semiconductor Manufacturing Co. Ltd. also contributed behind AI-driven demand for semiconductors.
The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach contributed minimally to performance. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Holdings in Brazil and India detracted from results. In terms of sectors, financials and consumer discretionary were the primary detractors. At the individual stock level, the Chinese shopping platform Meituan was the largest detractor. Although the company reported strong earnings growth, increasing competition pressured the stock. An overweight in the Brazilian integrated healthcare operator Hapvida Participações e Investimentos S.A. also detracted as the company faced growing operating expenses. Volatility in Brazil’s equity market also impacted the stock as the country continued to face economic challenges, such as elevated inflation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	(0.84)%	3.74%	3.34%
MSCI Emerging Markets Index	9.02	6.35	3.07
Key Fund statistics
Net Assets	$3,630,857,280
Number of Portfolio Holdings	84
Net Investment Advisory Fees	$32,612,482
Portfolio Turnover Rate	141%
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	27.8%
India	13.9%
Taiwan	12.2%
United States	10.0%
Mexico	5.5%
Turkey	5.4%
Brazil	5.4%
South Korea	5.0%
Indonesia	3.2%
United Arab Emirates	2.7%
Other#	9.1%
Liabilities in Excess of Other Assets	(0.2)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	8.7%
Tencent Holdings Ltd.	6.1%
Grupo Financiero Banorte SAB de CV, Class O	2.9%
OTP Bank Nyrt	2.6%
SK Hynix, Inc.	2.6%
Meituan, Class B	2.5%
NAVER Corp.	2.4%
Wiwynn Corp.	2.2%
Tata Consultancy Services Ltd.	2.1%
Bank Mandiri Persero Tbk PT	2.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Emerging Markets Fund, Inc.
Class K Shares | MKDCX
Annual Shareholder Report — April 30, 2025
MKDCX-04/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Emerging Markets Fund, Inc.	$36,593	$36,414	$0	$0	$16,300	$16,328	$407	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Emerging Markets Fund, Inc.	$16,707	$16,735

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

April 30, 2025
2025 Annual Financial Statements and Additional Information

BlackRock Emerging Markets Fund, Inc.
BlackRock Unconstrained Equity Fund
BlackRock Funds VII, Inc.
• BlackRock Sustainable Emerging Markets Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments

Schedule of Investments
April 30, 2025
BlackRock Emerging Markets Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 5.4%
Hapvida Participacoes e Investimentos SA(a)(b)	165,593,283	$ 67,694,495
Lojas Renner SA	23,748,405	61,137,450
XP, Inc., Class A	4,211,838	67,810,592
		196,642,537
China — 27.8%
Alibaba Group Holding Ltd.	1,416,800	21,152,862
Alibaba Group Holding Ltd., ADR	391,283	46,730,929
BYD Electronic International Co. Ltd.	5,693,000	23,628,355
China Construction Bank Corp., Class H	39,105,000	32,121,937
China Merchants Bank Co. Ltd., Class A	8,876,427	49,777,422
China Merchants Bank Co. Ltd., Class H	6,301,500	34,372,420
Full Truck Alliance Co. Ltd., ADR	5,248,748	59,625,777
Geely Automobile Holdings Ltd.	29,369,000	61,654,379
GoerTek, Inc., Class A	10,420,900	30,454,429
KE Holdings, Inc., ADR	1,528,798	31,034,599
Li Ning Co. Ltd.	13,478,500	25,411,529
Meituan, Class B(a)(b)	5,530,500	91,570,910
PDD Holdings, Inc., ADR(a)	585,745	61,837,100
Ping An Insurance Group Co. of China Ltd., Class A	6,723,055	46,937,862
Ping An Insurance Group Co. of China Ltd., Class H	5,438,500	32,549,596
Sany Heavy Industry Co. Ltd., Class A	21,576,951	56,166,140
Tencent Holdings Ltd.	3,607,400	220,956,648
Xinyi Solar Holdings Ltd.	71,438,000	23,757,437
Zijin Mining Group Co. Ltd., Class A	24,209,500	58,322,296
		1,008,062,627
Germany — 0.2%
Puma SE	260,190	6,718,326
Hong Kong — 0.9%
Futu Holdings Ltd., ADR	354,924	32,763,035
Hungary — 2.6%
OTP Bank Nyrt	1,287,087	95,074,548
India — 13.9%
Axis Bank Ltd.	2,628,270	36,867,031
Bajaj Finance Ltd.	394,974	40,301,763
Bharti Airtel Ltd.	168,046	3,706,798
Eicher Motors Ltd.	698,876	46,021,985
Eternal Ltd.(a)	7,140,125	19,542,408
GAIL India Ltd.	25,046,621	55,992,688
Hindustan Petroleum Corp. Ltd.	5,733,146	25,658,099
Hindustan Unilever Ltd.	1,451,848	40,307,566
ICICI Bank Ltd.	2,649,630	44,538,355
Macrotech Developers Ltd.	1,626,088	25,584,909
NTPC Ltd.	3,738,301	15,661,586
REC Ltd.	13,040,836	65,094,815
Reliance Industries Ltd.	160,446	2,664,097
Tata Consultancy Services Ltd.	1,895,287	77,365,379
Titagarh Rail System Ltd.	698,079	6,180,741
		505,488,220
Indonesia — 3.2%
Astra International Tbk PT	131,792,500	38,091,450
Bank Mandiri Persero Tbk PT	259,062,400	76,503,042
		114,594,492
Security	Shares	Value
Italy — 1.0%
Wizz Air Holdings PLC(a)(b)	1,712,995	$ 37,368,408
Kazakhstan — 1.3%
Kaspi.KZ JSC, ADR	518,378	45,560,242
Mexico — 5.5%
Fibra Uno Administracion SA de CV	10,345,818	13,342,125
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	2,484,430	27,433,185
Grupo Aeroportuario del Pacifico SAB de CV, ADR	100,479	20,649,439
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,060,736	21,536,557
Grupo Financiero Banorte SAB de CV, Class O	12,083,834	103,840,683
Kimberly-Clark de Mexico SAB de CV, Class A	8,026,824	14,149,935
		200,951,924
Philippines — 0.7%
Ayala Land, Inc.	21,516,300	9,652,197
Bank of the Philippine Islands	3,495,300	8,763,852
BDO Unibank, Inc.	2,934,720	8,422,818
		26,838,867
Poland — 2.4%
InPost SA(a)	1,597,595	26,986,388
Powszechny Zaklad Ubezpieczen SA	3,738,657	58,326,039
		85,312,427
Russia(a)(c) — 0.0%
Gazprom PJSC	8,520,027	1,039
LUKOIL PJSC	1,370,026	167
Novatek PJSC	295,922	36
Sberbank of Russia PJSC	6,788,060	828
TCS Group Holding PLC, GDR	25,066	3
		2,073
South Korea — 5.0%
NAVER Corp.	613,145	86,272,924
SK Hynix, Inc.	759,033	94,706,880
		180,979,804
Taiwan — 12.2%
eMemory Technology, Inc.	610,000	49,118,112
Taiwan Semiconductor Manufacturing Co. Ltd.	11,121,000	315,108,544
Wiwynn Corp.	1,325,000	79,740,188
		443,966,844
Turkey — 5.5%
Akbank TAS, Class A	51,300,944	65,189,114
Eldorado Gold Corp.(a)	2,815,330	52,973,785
Eldorado Gold Corp.(a)(d)	1,248,802	23,527,430
Yapi ve Kredi Bankasi A/S, Class A(a)	94,084,744	55,955,478
		197,645,807
United Arab Emirates — 2.7%
Aldar Properties PJSC	19,422,128	43,737,735
Emaar Properties PJSC	15,073,065	53,859,855
		97,597,590

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Emerging Markets Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States — 1.6%
EPAM Systems, Inc.(a)	379,435	$ 59,537,146
Total Long-Term Investments — 91.9% (Cost: $3,262,491,751)		3,335,104,917
Short-Term Securities
Money Market Funds — 8.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	2,030,686	2,031,498
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.21%(e)(f)	300,161,444	300,161,444
Total Short-Term Securities — 8.3% (Cost: $302,192,929)		302,192,942
Total Investments — 100.2% (Cost: $3,564,684,680)		3,637,297,859
Liabilities in Excess of Other Assets — (0.2)%		(6,440,579)
Net Assets — 100.0%		$ 3,630,857,280

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 9,201,540	$ —	$ (7,168,136)(a)	$ (1,919)	$ 13	$ 2,031,498	2,030,686	$ 77,965 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	284,083,841	16,077,603 (a)	—	—	—	300,161,444	300,161,444	11,745,071	—
				$ (1,919)	$ 13	$ 302,192,942		$ 11,823,036	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	1,574	06/20/25	$ 87,357	$ 5,900,737
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	118,418,858	CNH	852,000,000	HSBC Bank PLC	05/12/25	$ 1,165,351
USD	69,244,085	CNH	498,000,000	Goldman Sachs International	05/19/25	672,657
USD	89,381,108	CNH	643,000,000	JPMorgan Chase Bank N.A.	05/19/25	844,102
						$ 2,682,110
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Emerging Markets Fund, Inc.

OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	HSBC Bank PLC(b)	02/08/28	$69,601,393	$5,937,955 (c)	$75,121,487	1.9%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/10/26 – 02/11/26	101,257,978	15,623,417 (e)	117,039,210	2.8
					$21,561,372	$192,160,697

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $417,861 of net dividends and financing fees.
(e)	Amount includes $(157,815) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)
Range: Benchmarks:	0-90 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	40-80 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date 2/8/2028:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
China
Ningbo Ronbay New Energy Technology Co.Ltd.	11,487,329	$31,690,664	42.2%
Egypt
Commercial International Bank - Egypt (CIB), GDR	18,879,113	29,473,939	39.2
Vietnam
FPT Corp.	3,299,900	13,956,884	18.6
Net Value of Reference Entity — HSBC Bank PLC		$75,121,487
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination dates 02/10/2026 - 02/11/2026:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
India
Axis Bank Ltd., ADR	773,115	$54,366,347	46.5%
South Korea
Korea Electric Power Corp.	3,475,060	62,672,863	53.5
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$117,039,210
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ 21,561,372	$ —
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 5,900,737	$ —	$ —	$ —	$ 5,900,737

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Emerging Markets Fund, Inc.

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 2,682,110	$ —	$ —	$ 2,682,110
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	21,561,372	—	—	—	21,561,372
	$ —	$ —	$ 27,462,109	$ 2,682,110	$ —	$ —	$ 30,144,219

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 6,491,027	$ —	$ —	$ —	$ 6,491,027
Forward foreign currency exchange contracts	—	—	—	2,930,375	—	—	2,930,375
Swaps	—	—	(26,597,783)	—	—	—	(26,597,783)
	$ —	$ —	$ (20,106,756)	$ 2,930,375	$ —	$ —	$ (17,176,381)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 5,574,795	$ —	$ —	$ —	$ 5,574,795
Forward foreign currency exchange contracts	—	—	—	2,682,110	—	—	2,682,110
Swaps	—	—	22,676,328	—	—	—	22,676,328
	$ —	$ —	$ 28,251,123	$ 2,682,110	$ —	$ —	$ 30,933,233
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$59,678,938
Average notional value of contracts — short	— (a)
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	185,904,678
Average amounts sold — in USD	17,221,227
Total return swaps:
Average notional value	154,201,788

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 180,966	$ —
Forward foreign currency exchange contracts	2,682,110	—
Swaps — OTC(a)	21,561,372	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	24,424,448	—
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(180,966)	—
Total derivative assets and liabilities subject to an MNA	$ 24,243,482	$ —

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Emerging Markets Fund, Inc.

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)(c)
Goldman Sachs International	$ 672,657	$ —	$ —	$ —	$ 672,657
HSBC Bank PLC	7,103,306	—	—	—	7,103,306
JPMorgan Chase Bank N.A.	16,467,519	—	—	(13,330,000)	3,137,519
	$ 24,243,482	$ —	$ —	$ (13,330,000)	$ 10,913,482

(a)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 196,642,537	$ —	$ —	$ 196,642,537
China	199,228,405	808,834,222	—	1,008,062,627
Germany	—	6,718,326	—	6,718,326
Hong Kong	32,763,035	—	—	32,763,035
Hungary	—	95,074,548	—	95,074,548
India	—	505,488,220	—	505,488,220
Indonesia	—	114,594,492	—	114,594,492
Italy	—	37,368,408	—	37,368,408
Kazakhstan	45,560,242	—	—	45,560,242
Mexico	200,951,924	—	—	200,951,924
Philippines	—	26,838,867	—	26,838,867
Poland	—	85,312,427	—	85,312,427
Russia	—	—	2,073	2,073
South Korea	—	180,979,804	—	180,979,804
Taiwan	—	443,966,844	—	443,966,844
Turkey	76,501,215	121,144,592	—	197,645,807
United Arab Emirates	—	97,597,590	—	97,597,590
United States	59,537,146	—	—	59,537,146
Short-Term Securities
Money Market Funds	302,192,942	—	—	302,192,942
	$ 1,113,377,446	$ 2,523,918,340	$ 2,073	$ 3,637,297,859
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 5,900,737	$ 21,561,372	$ —	$ 27,462,109
Foreign Currency Exchange Contracts	—	2,682,110	—	2,682,110
	$ 5,900,737	$ 24,243,482	$ —	$ 30,144,219

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
April 30, 2025
BlackRock Unconstrained Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
France — 6.6%
Hermes International SCA	20,191	$ 55,528,883
LVMH Moet Hennessy Louis Vuitton SE	52,600	29,136,683
		84,665,566
Italy — 3.7%
Ferrari NV	105,273	48,191,953
Netherlands — 7.9%
Adyen NV(a)(b)	27,180	43,983,026
ASML Holding NV	85,718	57,383,219
		101,366,245
United Kingdom — 3.5%
Rolls-Royce Holdings PLC	4,434,464	44,887,734
United States — 74.7%
Alphabet, Inc., Class C	313,289	50,405,067
Amazon.com, Inc.(a)	271,240	50,022,081
ANSYS, Inc.(a)	110,150	35,455,082
Cadence Design Systems, Inc.(a)	261,987	78,004,009
Hilton Worldwide Holdings, Inc.	275,758	62,177,914
Howmet Aerospace, Inc.	463,261	64,198,709
Intuitive Surgical, Inc.(a)	91,886	47,394,799
Masimo Corp.(a)	377,124	60,701,879
Mastercard, Inc., Class A	120,172	65,861,466
Meta Platforms, Inc., Class A	133,113	73,079,037
Microsoft Corp.	236,689	93,553,694
S&P Global, Inc.	151,056	75,535,553
Security	Shares	Value
United States (continued)
Thermo Fisher Scientific, Inc.	91,030	$ 39,051,870
Trane Technologies PLC	150,652	57,746,418
Vertiv Holdings Co., Class A	550,816	47,028,670
Visa, Inc., Class A	179,295	61,946,423
		962,162,671
Total Long-Term Investments — 96.4% (Cost: $1,116,191,160)		1,241,274,169
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.21%(c)(d)	42,101,662	42,101,662
Total Short-Term Securities — 3.3% (Cost: $42,101,662)		42,101,662
Total Investments — 99.7% (Cost: $1,158,292,822)		1,283,375,831
Other Assets Less Liabilities — 0.3%		4,180,886
Net Assets — 100.0%		$ 1,287,556,717

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 2,537 (b)	$ —	$ (2,537)	$ —	$ —	—	$ 11,423 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	6,629,219	35,472,443 (b)	—	—	—	42,101,662	42,101,662	781,040	—
				$ (2,537)	$ —	$ 42,101,662		$ 792,463	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI World Index	357	06/20/25	$ 41,358	$ (722,588)
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Unconstrained Equity Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 722,588	$ —	$ —	$ —	$ 722,588

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (2,010,262)	$ —	$ —	$ —	$ (2,010,262)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (722,588)	$ —	$ —	$ —	$ (722,588)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$14,583,468
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
France	$ —	$ 84,665,566	$ —	$ 84,665,566
Italy	—	48,191,953	—	48,191,953
Netherlands	—	101,366,245	—	101,366,245
United Kingdom	—	44,887,734	—	44,887,734
United States	962,162,671	—	—	962,162,671
Short-Term Securities
Money Market Funds	42,101,662	—	—	42,101,662
	$ 1,004,264,333	$ 279,111,498	$ —	$ 1,283,375,831
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (722,588)	$ —	$ —	$ (722,588)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
April 30, 2025
BlackRock Sustainable Emerging Markets Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 2.7%
Banco Bradesco SA, ADR, Preference Shares	38,556	$ 94,848
Hapvida Participacoes e Investimentos SA(a)(b)	2,201,790	900,091
Lojas Renner SA	345,177	888,617
		1,883,556
Canada — 1.8%
Silvercorp Metals, Inc.(c)	332,542	1,247,032
China — 20.8%
Alibaba Group Holding Ltd., ADR	6,783	810,094
China Mengniu Dairy Co. Ltd.	285,000	709,835
China Merchants Bank Co. Ltd., Class A	138,100	774,440
China Merchants Bank Co. Ltd., Class H	154,000	840,015
Contemporary Amperex Technology Co. Ltd., Class A	51,900	1,658,026
Flat Glass Group Co. Ltd., Class A	99,600	205,960
Flat Glass Group Co. Ltd., Class H	204,000	230,543
Hongfa Technology Co. Ltd., Class A	218,500	988,965
Industrial & Commercial Bank of China Ltd., Class H	2,007,000	1,374,818
KE Holdings, Inc., ADR	75,492	1,532,487
Luxshare Precision Industry Co. Ltd., Class A	140,032	595,550
NetEase, Inc.	47,200	1,014,628
NetEase, Inc., ADR	10,994	1,177,018
Ping An Insurance Group Co. of China Ltd., Class H	285,500	1,708,727
Tencent Holdings Ltd.	13,800	845,263
Trip.com Group Ltd., ADR	4,845	285,806
		14,752,175
Egypt — 0.6%
Commercial International Bank - Egypt	292,450	465,860
Hong Kong — 1.6%
AIA Group Ltd.	153,200	1,147,914
Hungary — 2.6%
OTP Bank Nyrt	25,306	1,869,304
India — 12.6%
Aavas Financiers Ltd.(a)	62,164	1,430,634
Aditya Birla Capital Ltd.(a)	368,502	856,339
Axis Bank Ltd.	96,827	1,358,203
Cipla Ltd./India	45,494	834,847
Eternal Ltd.(a)	455,304	1,246,160
Hindustan Unilever Ltd.	26,142	725,779
Infosys Ltd.	70,596	1,247,991
Macrotech Developers Ltd.	76,151	1,198,162
		8,898,115
Indonesia — 3.4%
Bank Central Asia Tbk PT	2,553,700	1,357,778
Bank Rakyat Indonesia Persero Tbk PT	4,615,900	1,069,087
		2,426,865
Kazakhstan — 1.4%
Kaspi.KZ JSC, ADR	11,100	975,579
Mexico — 6.1%
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	108,505	1,198,117
Grupo Financiero Banorte SAB de CV, Class O	237,832	2,043,775
Wal-Mart de Mexico SAB de CV	353,215	1,119,416
		4,361,308
Poland — 1.3%
Allegro.eu SA(a)(b)	107,297	941,469
Security	Shares	Value
Portugal — 1.0%
Jeronimo Martins SGPS SA	30,194	$ 730,766
South Africa — 7.3%
Gold Fields Ltd.	5,993	134,417
Gold Fields Ltd., ADR	56,514	1,273,825
Naspers Ltd., Class N	8,785	2,309,947
Pepkor Holdings Ltd.(b)	1,004,513	1,454,146
		5,172,335
South Korea — 10.4%
Kia Corp.	13,453	854,982
NAVER Corp.	7,813	1,099,333
Samsung Biologics Co. Ltd.(a)(b)	1,784	1,320,282
Samsung Electronics Co. Ltd.	16,580	646,911
Samsung Electronics Co. Ltd., GDR	1,301	1,266,834
SK Hynix, Inc.	17,384	2,169,055
		7,357,397
Taiwan — 14.6%
eMemory Technology, Inc.	9,000	724,694
MediaTek, Inc.	41,000	1,742,216
Taiwan Semiconductor Manufacturing Co. Ltd.	243,000	6,885,296
Wiwynn Corp.	16,000	962,900
		10,315,106
Turkey — 0.9%
Akbank TAS, Class A	482,674	613,343
United Arab Emirates — 1.4%
Aldar Properties PJSC	432,535	974,049
United States — 2.1%
Cognizant Technology Solutions Corp., Class A	10,892	801,324
EPAM Systems, Inc.(a)	4,247	666,397
		1,467,721
Total Common Stocks — 92.6% (Cost: $55,365,364)		65,599,894
Preferred Securities
Preferred Stocks — 1.4%
Brazil — 1.4%
Banco Bradesco SA	395,441	956,698
Total Preferred Securities — 1.4% (Cost: $1,096,107)		956,698
Total Long-Term Investments — 94.0% (Cost: $56,461,471)		66,556,592
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Sustainable Emerging Markets Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	1,179,856	$ 1,180,328
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.21%(d)(e)	4,046,520	4,046,520
Total Short-Term Securities — 7.4% (Cost: $5,226,869)		5,226,848
Total Investments — 101.4% (Cost: $61,688,340)		71,783,440
Liabilities in Excess of Other Assets — (1.4)%		(973,230)
Net Assets — 100.0%		$ 70,810,210

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 1,180,466 (a)	$ —	$ (117)	$ (21)	$ 1,180,328	1,179,856	$ 3,834 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	531,575	3,514,945 (a)	—	—	—	4,046,520	4,046,520	107,059	—
				$ (117)	$ (21)	$ 5,226,848		$ 110,893	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	HSBC Bank PLC(b)	02/08/28	$542,275	$79,937 (c)	$623,678	0.8%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/10/26 – 02/11/26	953,349	110,465 (e)	1,071,877	1.3
					$190,402	$1,695,555

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(1,466) of net dividends and financing fees.
(e)	Amount includes $(8,063) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)
Range: Benchmarks:	25-25 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	40-95 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Sustainable Emerging Markets Equity Fund

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date 02/08/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
India
Axis Bank Ltd., ADR	8,869	$623,678	100.0%
Net Value of Reference Entity — HSBC Bank PLC		$623,678
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination dates 02/10/26 – 02/11/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Germany
Puma SE	18,842	$486,516	45.4%
Security	Shares	Value	% of Basket Value
Vietnam
FPT Corp.	138,400	$585,361	54.6%
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$1,071,877
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	$ —	$ —	$ 190,402	$ —	$ —	$ —	$ 190,402
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 8,261	$ —	$ —	$ —	$ 8,261
Swaps	—	—	(668,061)	—	—	—	(668,061)
	$ —	$ —	$ (659,800)	$ —	$ —	$ —	$ (659,800)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 11,211	$ —	$ —	$ —	$ 11,211
Swaps	—	—	190,402	—	—	—	190,402
	$ —	$ —	$ 201,613	$ —	$ —	$ —	$ 201,613
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$195,375
Total return swaps:
Average notional value	1,123,558
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Sustainable Emerging Markets Equity Fund

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Swaps — OTC(a)	$ 190,402	$ —
Total derivative assets and liabilities in the Statements of Assets and Liabilities	190,402	—
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—
Total derivative assets and liabilities subject to an MNA	$ 190,402	$ —

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateralreceived and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
HSBC Bank PLC	$ 79,937	$ —	$ —	$ —	$ 79,937
JPMorgan Chase Bank N.A.	110,465	—	—	—	110,465
	$ 190,402	$ —	$ —	$ —	$ 190,402

(a)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 1,883,556	$ —	$ —	$ 1,883,556
Canada	1,247,032	—	—	1,247,032
China	3,805,405	10,946,770	—	14,752,175
Egypt	465,860	—	—	465,860
Hong Kong	—	1,147,914	—	1,147,914
Hungary	—	1,869,304	—	1,869,304
India	—	8,898,115	—	8,898,115
Indonesia	—	2,426,865	—	2,426,865
Kazakhstan	975,579	—	—	975,579
Mexico	4,361,308	—	—	4,361,308
Poland	—	941,469	—	941,469
Portugal	—	730,766	—	730,766
South Africa	1,273,825	3,898,510	—	5,172,335
South Korea	—	7,357,397	—	7,357,397
Taiwan	—	10,315,106	—	10,315,106
Turkey	—	613,343	—	613,343
United Arab Emirates	—	974,049	—	974,049
United States	1,467,721	—	—	1,467,721
Preferred Securities
Preferred Stocks	956,698	—	—	956,698

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Sustainable Emerging Markets Equity Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 5,226,848	$ —	$ —	$ 5,226,848
	$ 21,663,832	$ 50,119,608	$ —	$ 71,783,440
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 190,402	$ —	$ 190,402

(a)	Derivative financial instruments are swaps contracts. Swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
April 30, 2025

	BlackRock Emerging Markets Fund, Inc.	BlackRock Unconstrained Equity Fund	BlackRock Sustainable Emerging Markets Equity Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 3,335,104,917	$ 1,241,274,169	$ 66,556,592
Investments, at value — affiliated(c)	302,192,942	42,101,662	5,226,848
Cash pledged:
Collateral — OTC derivatives	7,120,000	—	260,000
Futures contracts	4,371,000	3,211,000	—
Foreign currency, at value(d)	1,665,275	—	28,378
Receivables:
Investments sold	3,635,065	2,716,251	40,414
Securities lending income — affiliated	5,106	188	183
Swaps	52,403	—	—
Capital shares sold	3,319,920	2,062,207	2,259
Dividends — unaffiliated	2,709,889	857,202	92,585
Dividends — affiliated	1,145,062	191,991	18,675
From custodian	7,150,000	—	—
Variation margin on futures contracts	180,966	—	—
Unrealized appreciation on:
Forward foreign currency exchange contracts	2,682,110	—	—
OTC swaps	21,561,372	—	190,402
Deferred offering costs	—	3,669	—
Prepaid expenses	68,692	93,778	47,160
Total assets	3,692,964,719	1,292,512,117	72,463,496
LIABILITIES
Bank overdraft	5,590,691	236,922	28,909
Foreign bank overdraft(e)	—	73,647	—
Due to broker	197,287	—	—
Cash received as collateral for OTC derivatives	13,330,000	—	—
Collateral on securities loaned	2,038,825	—	1,180,400
Payables:
Investments purchased	3,035,447	1,489,989	135,234
Swaps	24,270,129	—	4,212
Accounting services fees	273,113	96,867	13,428
Capital shares redeemed	8,078,183	1,736,401	15,148
Custodian fees	2,510,452	84,858	64,110
Deferred capital gain tax	—	—	94,656
Dividends on short sales	—	11,825	—
Investment advisory fees	2,016,321	796,047	12,565
Directors’ and Officer’s fees	6,254	2,953	1,918
Other accrued expenses	32,131	13,698	14,232
Professional fees	142,411	55,362	65,580
Service and distribution fees	56,000	45,241	6,992
Transfer agent fees	530,195	90,202	15,902
Variation margin on futures contracts	—	221,388	—
Total liabilities	62,107,439	4,955,400	1,653,286
Commitments and contingent liabilities
NET ASSETS	$ 3,630,857,280	$ 1,287,556,717	$ 70,810,210
NET ASSETS CONSIST OF
Paid-in capital	$ 4,690,278,885	$ 1,250,904,752	$ 77,039,270
Accumulated earnings (loss)	(1,059,421,605)	36,651,965	(6,229,060)
NET ASSETS	$ 3,630,857,280	$ 1,287,556,717	$ 70,810,210
(a) Investments, at cost—unaffiliated	$3,262,491,751	$1,116,191,160	$56,461,471
(b) Securities loaned, at value	$1,995,401	$—	$1,106,625
(c) Investments, at cost—affiliated	$302,192,929	$42,101,662	$5,226,869
(d) Foreign currency, at cost	$1,660,429	$—	$28,144
(e) Foreign bank overdraft, at cost	$—	$73,323	$—

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities  (continued)
April 30, 2025

	BlackRock Emerging Markets Fund, Inc.	BlackRock Unconstrained Equity Fund	BlackRock Sustainable Emerging Markets Equity Fund
NET ASSET VALUE
Institutional
Net assets	$ 2,762,811,432	$ 853,905,952	$ 35,091,121
Shares outstanding	116,946,416	64,178,043	2,633,139
Net asset value	$ 23.62	$ 13.31	$ 13.33
Shares authorized	1.1 billion	Unlimited	100 million
Par value	$0.10	$0.10	$0.10
Investor A
Net assets	$ 254,141,210	$ 221,599,009	$ 34,418,946
Shares outstanding	11,208,048	16,793,081	2,628,750
Net asset value	$ 22.67	$ 13.20	$ 13.09
Shares authorized	100 million	Unlimited	200 million
Par value	$0.10	$0.10	$0.10
Investor C
Net assets	$ 5,338,233	$ 2,767,332	N/A
Shares outstanding	285,849	211,793	N/A
Net asset value	$ 18.68	$ 13.07	N/A
Shares authorized	100 million	Unlimited	N/A
Par value	$0.10	$0.10	N/A
Class K
Net assets	$ 608,566,405	$ 208,686,798	$ 949,635
Shares outstanding	25,750,778	15,672,009	71,362
Net asset value	$ 23.63	$ 13.32	$ 13.31
Shares authorized	1 billion	Unlimited	2 billion
Par value	$0.10	$0.10	$0.10
Class R
Net assets	N/A	$ 597,626	$ 350,508
Shares outstanding	N/A	44,812	38,373
Net asset value	N/A	$ 13.34	$ 9.13
Shares authorized	N/A	Unlimited	200 million
Par value	N/A	$0.10	$0.10
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations
Year Ended April 30, 2025

	BlackRock Emerging Markets Fund, Inc.	BlackRock Unconstrained Equity Fund	BlackRock Sustainable Emerging Markets Equity Fund
INVESTMENT INCOME
Dividends — unaffiliated	$122,086,738	$7,313,548	$1,931,458
Dividends — affiliated	11,745,071	781,040	107,059
Securities lending income — affiliated — net	77,965	11,423	3,834
Foreign taxes withheld	(13,646,707)	(227,504)	(245,447)
Foreign withholding tax claims	373,582	117,237	—
Total investment income	120,636,649	7,995,744	1,796,904
EXPENSES
Investment advisory	34,171,862	10,477,114	454,102
Transfer agent — class specific	6,412,937	1,376,038	122,984
Custodian	2,817,166	107,125	29,681
Service and distribution — class specific	776,546	644,438	95,581
Accounting services	469,564	183,541	19,668
Professional	243,622	56,584	77,767
Registration	177,242	202,518	69,410
Printing and postage	66,764	42,638	30,451
Directors and Officer	44,620	19,340	7,899
Offering	—	92,846	—
Miscellaneous	57,144	36,086	27,843
Total expenses excluding interest expense	45,237,467	13,238,268	935,386
Interest expense — unaffiliated	28,687	19,700	347
Total expenses	45,266,154	13,257,968	935,733
Less:
Fees waived and/or reimbursed by the Manager	(1,559,380)	(12,420)	(103,640)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(4,580,127)	(236,797)	(85,656)
Total expenses after fees waived and/or reimbursed	39,126,647	13,008,751	746,437
Net investment income (loss)	81,510,002	(5,013,007)	1,050,467
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	63,549,830	(62,345,939)	3,679,963
Investments — affiliated	(1,919)	(2,537)	(117)
Forward foreign currency exchange contracts	2,930,375	—	—
Foreign currency transactions	(4,889,448)	(11,342)	(8,758)
Futures contracts	6,491,027	(2,010,262)	8,261
Swaps	(26,597,783)	—	(668,061)
	41,482,082	(64,370,080)	3,011,288
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	(165,376,794)	22,951,403	1,937,761
Investments — affiliated	13	—	(21)
Forward foreign currency exchange contracts	2,682,110	—	—
Foreign currency translations	146,956	18,037	4,515
Futures contracts	5,574,795	(722,588)	11,211
Swaps	22,676,328	—	190,402
	(134,296,592)	22,246,852	2,143,868
Net realized and unrealized gain (loss)	(92,814,510)	(42,123,228)	5,155,156
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,304,508)	$(47,136,235)	$6,205,623
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(18,847,859)	$—	$281
(b) Net of reduction in/(increase in) deferred foreign capital gain tax of	$17,420,167	$—	$(79,202)
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Emerging Markets Fund, Inc.		BlackRock Unconstrained Equity Fund
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/25	Year Ended 04/30/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$81,510,002	$93,946,469	$(5,013,007)	$(464,752)
Net realized gain (loss)	41,482,082	(241,480,363)	(64,370,080)	(8,266,420)
Net change in unrealized appreciation (depreciation)	(134,296,592)	479,081,789	22,246,852	60,227,888
Net increase (decrease) in net assets resulting from operations	(11,304,508)	331,547,895	(47,136,235)	51,496,716
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(60,467,314)	(63,630,096)	—	—
Investor A	(4,660,991)	(4,596,334)	—	—
Investor C	(86,516)	(95,976)	—	—
Class K	(14,917,481)	(16,691,121)	—	—
Decrease in net assets resulting from distributions to shareholders	(80,132,302)	(85,013,527)	—	—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,098,020,214)	(293,986,033)	213,056,432	810,857,445
NET ASSETS
Total increase (decrease) in net assets	(1,189,457,024)	(47,451,665)	165,920,197	862,354,161
Beginning of year	4,820,314,304	4,867,765,969	1,121,636,520	259,282,359
End of year	$3,630,857,280	$4,820,314,304	$1,287,556,717	$1,121,636,520

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock Sustainable Emerging Markets Equity Fund
	Year Ended 04/30/25	Year Ended 04/30/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,050,467	$1,056,587
Net realized gain (loss)	3,011,288	(2,051,361)
Net change in unrealized appreciation (depreciation)	2,143,868	2,039,440
Net increase in net assets resulting from operations	6,205,623	1,044,666
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(965,864)	(628,692)
Investor A	(895,855)	(588,363)
Class K	(27,604)	(18,502)
Class R	(13,739)	(6,641)
Decrease in net assets resulting from distributions to shareholders	(1,903,062)	(1,242,198)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(10,131,732)	(8,791,910)
NET ASSETS
Total decrease in net assets	(5,829,171)	(8,989,442)
Beginning of year	76,639,381	85,628,823
End of year	$70,810,210	$76,639,381

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Emerging Markets Fund, Inc.
	Institutional
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$24.27	$23.10	$24.41	$34.51	$22.21
Net investment income(a)	0.45	0.45	0.43	0.31	0.15
Net realized and unrealized gain (loss)	(0.65)	1.12	(1.24)	(8.70)	12.46
Net increase (decrease) from investment operations	(0.20)	1.57	(0.81)	(8.39)	12.61
Distributions(b)
From net investment income	(0.45)	(0.40)	(0.50)	(0.28)	(0.31)
From net realized gain	—	—	—	(1.43)	—
Total distributions	(0.45)	(0.40)	(0.50)	(1.71)	(0.31)
Net asset value, end of year	$23.62	$24.27	$23.10	$24.41	$34.51
Total Return(c)
Based on net asset value	(0.89)%	6.88%	(3.26)%	(25.52)%	57.05%
Ratios to Average Net Assets(d)
Total expenses	1.01%	1.00%	1.00%	0.96%	1.02%
Total expenses after fees waived and/or reimbursed	0.86%	0.86%	0.86%	0.86%	0.86%
Net investment income	1.82%	1.93%	1.88%	1.03%	0.49%
Supplemental Data
Net assets, end of year (000)	$2,762,811	$3,606,098	$3,675,123	$3,261,325	$2,771,663
Portfolio turnover rate(e)	141%	91%	96%	132%	109%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Emerging Markets Fund, Inc. (continued)
	Investor A
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$23.31	$22.20	$23.47	$33.26	$21.42
Net investment income(a)	0.37	0.38	0.38	0.24	0.11
Net realized and unrealized gain (loss)	(0.62)	1.08	(1.22)	(8.40)	11.98
Net increase (decrease) from investment operations	(0.25)	1.46	(0.84)	(8.16)	12.09
Distributions(b)
From net investment income	(0.39)	(0.35)	(0.43)	(0.20)	(0.25)
From net realized gain	—	—	—	(1.43)	—
Total distributions	(0.39)	(0.35)	(0.43)	(1.63)	(0.25)
Net asset value, end of year	$22.67	$23.31	$22.20	$23.47	$33.26
Total Return(c)
Based on net asset value	(1.14)%	6.62%	(3.49)%	(25.74)%	56.67%
Ratios to Average Net Assets(d)
Total expenses	1.36%	1.35%	1.33%	1.25%	1.28%
Total expenses after fees waived and/or reimbursed	1.11%	1.11%	1.11%	1.11%	1.11%
Net investment income	1.55%	1.68%	1.74%	0.82%	0.38%
Supplemental Data
Net assets, end of year (000)	$254,141	$295,249	$305,065	$351,246	$463,032
Portfolio turnover rate(e)	141%	91%	96%	132%	109%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Emerging Markets Fund, Inc. (continued)
	Investor C
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$19.27	$18.40	$19.52	$28.01	$18.03
Net investment income(a)	0.16	0.18	0.19	0.02	0.04
Net realized and unrealized gain (loss)	(0.51)	0.89	(1.02)	(7.01)	9.96
Net increase (decrease) from investment operations	(0.35)	1.07	(0.83)	(6.99)	10.00
Distributions(b)
From net investment income	(0.24)	(0.20)	(0.29)	(0.07)	(0.02)
From net realized gain	—	—	—	(1.43)	—
Total distributions	(0.24)	(0.20)	(0.29)	(1.50)	(0.02)
Net asset value, end of year	$18.68	$19.27	$18.40	$19.52	$28.01
Total Return(c)
Based on net asset value	(1.86)%	5.87%	(4.22)%	(26.29)%	55.48%
Ratios to Average Net Assets(d)
Total expenses	2.11%	2.08%	2.10%	2.02%	2.13%
Total expenses after fees waived and/or reimbursed	1.86%	1.86%	1.86%	1.86%	1.86%
Net investment income	0.82%	0.97%	1.03%	0.07%	0.16%
Supplemental Data
Net assets, end of year (000)	$5,338	$7,799	$9,739	$13,144	$18,769
Portfolio turnover rate(e)	141%	91%	96%	132%	109%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Emerging Markets Fund, Inc. (continued)
	Class K
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$24.28	$23.10	$24.42	$34.53	$22.22
Net investment income(a)	0.47	0.46	0.42	0.34	0.19
Net realized and unrealized gain (loss)	(0.66)	1.14	(1.23)	(8.73)	12.44
Net increase (decrease) from investment operations	(0.19)	1.60	(0.81)	(8.39)	12.63
Distributions(b)
From net investment income	(0.46)	(0.42)	(0.51)	(0.29)	(0.32)
From net realized gain	—	—	—	(1.43)	—
Total distributions	(0.46)	(0.42)	(0.51)	(1.72)	(0.32)
Net asset value, end of year	$23.63	$24.28	$23.10	$24.42	$34.53
Total Return(c)
Based on net asset value	(0.84)%	6.98%	(3.24)%	(25.50)%	57.13%
Ratios to Average Net Assets(d)
Total expenses	0.86%	0.84%	0.86%	0.85%	0.85%
Total expenses after fees waived and/or reimbursed	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income	1.89%	1.97%	1.85%	1.12%	0.63%
Supplemental Data
Net assets, end of year (000)	$608,566	$911,168	$877,839	$704,465	$458,860
Portfolio turnover rate(e)	141%	91%	96%	132%	109%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Unconstrained Equity Fund
	Institutional
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$13.63	$11.66	$12.12	$16.41	$12.18
Net investment income (loss)(a)	(0.05)	0.01	(0.01)	(0.03)	0.02
Net realized and unrealized gain (loss)	(0.27)	1.96	1.32	(0.95)	5.77
Net increase (decrease) from investment operations	(0.32)	1.97	1.31	(0.98)	5.79
Distributions(b)
From net investment income	—	—	—	(0.08)	(0.04)
From net realized gain	—	—	(1.77)	(3.23)	(1.52)
Total distributions	—	—	(1.77)	(3.31)	(1.56)
Net asset value, end of year	$13.31	$13.63	$11.66	$12.12	$16.41
Total Return(c)
Based on net asset value	(2.35)%	16.90%	14.49%	(8.74)%	50.41%(d)
Ratios to Average Net Assets(e)
Total expenses	0.97%	0.95%	1.12%	1.02%(f)	1.05%(g)
Total expenses after fees waived and/or reimbursed	0.94%	0.94%	0.95%	0.95%(f)	1.00%(g)
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.94%	0.93%	0.95%	0.95%(f)	1.00%(g)
Net investment income (loss)	(0.35)%	0.07%	(0.07)%	(0.20)%	0.15%
Supplemental Data
Net assets, end of year (000)	$853,906	$884,278	$66,293	$49,303	$52,716
Portfolio turnover rate	62%	31%	27%	100%	83%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 0.99%, 0.92% and 0.92%, respectively.

(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 1.01%, 0.96% and 0.96%, respectively.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock Unconstrained Equity Fund (continued)
Investor A
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$13.55	$11.62	$12.11	$16.41	$12.17
Net investment loss(a)	(0.08)	(0.04)	(0.04)	(0.06)	(0.01)
Net realized and unrealized gain (loss)	(0.27)	1.97	1.32	(0.97)	5.77
Net increase (decrease) from investment operations	(0.35)	1.93	1.28	(1.03)	5.76
Distributions(b)
From net investment income	—	—	—	(0.07)	(0.03)
From net realized gain	—	—	(1.77)	(3.20)	(1.49)
Total distributions	—	—	(1.77)	(3.27)	(1.52)
Net asset value, end of year	$13.20	$13.55	$11.62	$12.11	$16.41
Total Return(c)
Based on net asset value	(2.58)%	16.61%	14.21%	(9.04)%	50.17%(d)
Ratios to Average Net Assets(e)
Total expenses	1.17%	1.21%	1.34%	1.26%(f)	1.30%(g)
Total expenses after fees waived and/or reimbursed	1.17%	1.20%	1.20%	1.21%(f)	1.25%(g)
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	1.17%	1.19%	1.20%	1.21%(f)	1.25%(g)
Net investment income loss	(0.57)%	(0.32)%	(0.36)%	(0.44)%	(0.10)%
Supplemental Data
Net assets, end of year (000)	$221,599	$233,297	$191,316	$209,352	$252,119
Portfolio turnover rate	62%	31%	27%	100%	83%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 1.23%, 1.18% and 1.18%, respectively.

(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 1.26%, 1.21% and 1.21%, respectively.

See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock Unconstrained Equity Fund (continued)
Investor C
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$13.52	$11.68	$12.25	$16.54	$12.22
Net investment loss(a)	(0.19)	(0.13)	(0.12)	(0.19)	(0.18)
Net realized and unrealized gain (loss)	(0.26)	1.97	1.32	(0.97)	5.83
Net increase (decrease) from investment operations	(0.45)	1.84	1.20	(1.16)	5.65
Distributions(b)
From net investment income	—	—	—	(0.02)	—
From net realized gain	—	—	(1.77)	(3.11)	(1.33)
Total distributions	—	—	(1.77)	(3.13)	(1.33)
Net asset value, end of year	$13.07	$13.52	$11.68	$12.25	$16.54
Total Return(c)
Based on net asset value	(3.33)%	15.75%	13.27%	(9.75)%	48.76%(d)
Ratios to Average Net Assets(e)
Total expenses	2.04%	2.04%	2.25%	2.14%(f)	2.18%(g)
Total expenses after fees waived and/or reimbursed	1.95%	1.96%	1.95%	2.07%(f)	2.13%(g)
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	1.95%	1.95%	1.95%	2.07%(f)	2.13%(g)
Net investment income loss	(1.37)%	(1.06)%	(1.12)%	(1.30)%	(1.28)%
Supplemental Data
Net assets, end of year (000)	$2,767	$3,450	$1,407	$1,432	$2,022
Portfolio turnover rate	62%	31%	27%	100%	83%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 2.11%, 2.04% and 2.04%, respectively.

(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 2.15%, 2.10% and 2.10%, respectively.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock Unconstrained Equity Fund (continued)
Class K
Period from 05/14/24(a)
to 04/30/25
Net asset value, beginning of period	$14.11
Net investment loss(b)	(0.03)
Net realized and unrealized loss	(0.76)
Net decrease from investment operations	(0.79)
Net asset value, end of period	$13.32
Total Return(c)
Based on net asset value	(5.60)%(d)
Ratios to Average Net Assets(e)
Total expenses	0.85%(f)
Total expenses after fees waived and/or reimbursed	0.85%(f)
Net investment income loss	(0.21)%(f)
Supplemental Data
Net assets, end of period (000)	$208,687
Portfolio turnover rate	62%(g)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Portfolio turnover rate is representative of the Fund for the entire year.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock Unconstrained Equity Fund (continued)
Class R
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$13.73	$11.80	$12.30	$16.59	$12.28
Net investment loss(a)	(0.12)	(0.07)	(0.06)	(0.13)	(0.08)
Net realized and unrealized gain (loss)	(0.27)	2.00	1.33	(0.99)	5.85
Net increase (decrease) from investment operations	(0.39)	1.93	1.27	(1.12)	5.77
Distributions(b)
From net investment income	—	—	—	(0.03)	—
From net realized gain	—	—	(1.77)	(3.14)	(1.46)
Total distributions	—	—	(1.77)	(3.17)	(1.46)
Net asset value, end of year	$13.34	$13.73	$11.80	$12.30	$16.59
Total Return(c)
Based on net asset value	(2.84)%	16.36%	13.86%	(9.42)%	49.61%(d)
Ratios to Average Net Assets(e)
Total expenses	1.50%	1.62%	1.68%	1.83%(f)	1.65%(g)
Total expenses after fees waived and/or reimbursed	1.45%	1.46%	1.45%	1.66%(f)	1.59%(g)
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	1.45%	1.45%	1.45%	1.66%(f)	1.59%(g)
Net investment income loss	(0.87)%	(0.56)%	(0.60)%	(0.85)%	(0.55)%
Supplemental Data
Net assets, end of year (000)	$598	$611	$267	$230	$377
Portfolio turnover rate	62%	31%	27%	100%	83%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 1.79%, 1.62% and 1.62%, respectively.

(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 1.62%, 1.56% and 1.56%, respectively.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Sustainable Emerging Markets Equity Fund
	Institutional
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$12.61	$12.64	$13.01	$20.51	$14.31
Net investment income(a)	0.20	0.18	0.12	0.18	0.15
Net realized and unrealized gain (loss)	0.87	—	(0.36)	(4.73)	6.16
Net increase (decrease) from investment operations	1.07	0.18	(0.24)	(4.55)	6.31
Distributions(b)
From net investment income	(0.35)	(0.21)	(0.13)	(0.15)	(0.11)
From net realized gain	—	—	—	(2.80)	—
Total distributions	(0.35)	(0.21)	(0.13)	(2.95)	(0.11)
Net asset value, end of year	$13.33	$12.61	$12.64	$13.01	$20.51
Total Return(c)
Based on net asset value	8.50%	1.39%	(1.78)%	(25.22)%	44.25%
Ratios to Average Net Assets(d)
Total expenses	1.11%	1.23%	1.46%	1.03%	0.99%
Total expenses after fees waived and/or reimbursed	0.86%	0.86%	0.86%	0.93%	0.99%
Net investment income	1.51%	1.42%	0.99%	1.03%	0.81%
Supplemental Data
Net assets, end of year (000)	$35,091	$36,584	$39,380	$49,410	$87,154
Portfolio turnover rate	47%	52%	58%	139%(e)	81%(e)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Sustainable Emerging Markets Equity Fund (continued)
	Investor A
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$12.39	$12.42	$12.79	$20.21	$14.12
Net investment income(a)	0.17	0.15	0.09	0.13	0.10
Net realized and unrealized gain (loss)	0.85	(0.01)	(0.36)	(4.65)	6.08
Net increase (decrease) from investment operations	1.02	0.14	(0.27)	(4.52)	6.18
Distributions(b)
From net investment income	(0.32)	(0.17)	(0.10)	(0.10)	(0.09)
From net realized gain	—	—	—	(2.80)	—
Total distributions	(0.32)	(0.17)	(0.10)	(2.90)	(0.09)
Net asset value, end of year	$13.09	$12.39	$12.42	$12.79	$20.21
Total Return(c)
Based on net asset value	8.20%	1.15%	(2.08)%	(25.40)%	43.86%
Ratios to Average Net Assets(d)
Total expenses	1.36%	1.48%	1.71%	1.28%	1.23%
Total expenses after fees waived and/or reimbursed	1.11%	1.11%	1.11%	1.18%	1.23%
Net investment income	1.27%	1.18%	0.73%	0.75%	0.56%
Supplemental Data
Net assets, end of year (000)	$34,419	$38,643	$44,551	$51,393	$77,884
Portfolio turnover rate	47%	52%	58%	139%(e)	81%(e)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Sustainable Emerging Markets Equity Fund (continued)
	Class K
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$12.59	$12.62	$13.00	$20.49	$14.30
Net investment income(a)	0.21	0.19	0.13	0.18	0.14
Net realized and unrealized gain (loss)	0.87	(0.01)	(0.37)	(4.71)	6.16
Net increase (decrease) from investment operations	1.08	0.18	(0.24)	(4.53)	6.30
Distributions(b)
From net investment income	(0.36)	(0.21)	(0.14)	(0.16)	(0.11)
From net realized gain	—	—	—	(2.80)	—
Total distributions	(0.36)	(0.21)	(0.14)	(2.96)	(0.11)
Net asset value, end of year	$13.31	$12.59	$12.62	$13.00	$20.49
Total Return(c)
Based on net asset value	8.56%	1.44%	(1.79)%	(25.14)%	44.18%
Ratios to Average Net Assets(d)
Total expenses	0.98%	1.09%	1.40%	1.01%	1.01%
Total expenses after fees waived and/or reimbursed	0.81%	0.81%	0.81%	0.87%	1.01%
Net investment income	1.56%	1.50%	1.03%	1.03%	0.80%
Supplemental Data
Net assets, end of year (000)	$950	$1,041	$1,285	$1,275	$1,488
Portfolio turnover rate	47%	52%	58%	139%(e)	81%(e)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Sustainable Emerging Markets Equity Fund (continued)
	Class R
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$8.75	$8.83	$9.12	$15.31	$10.73
Net investment income(a)	0.09	0.08	0.04	0.05	0.04
Net realized and unrealized gain (loss)	0.60	—	(0.25)	(3.37)	4.60
Net increase (decrease) from investment operations	0.69	0.08	(0.21)	(3.32)	4.64
Distributions(b)
From net investment income	(0.31)	(0.16)	(0.08)	(0.07)	(0.06)
From net realized gain	—	—	—	(2.80)	—
Total distributions	(0.31)	(0.16)	(0.08)	(2.87)	(0.06)
Net asset value, end of year	$9.13	$8.75	$8.83	$9.12	$15.31
Total Return(c)
Based on net asset value	7.87%	0.90%	(2.23)%	(25.72)%	43.35%
Ratios to Average Net Assets(d)
Total expenses	1.77%	1.96%	2.27%	1.75%	1.59%
Total expenses after fees waived and/or reimbursed	1.36%	1.36%	1.36%	1.56%	1.59%
Net investment income	0.96%	0.95%	0.50%	0.38%	0.31%
Supplemental Data
Net assets, end of year (000)	$351	$371	$413	$631	$982
Portfolio turnover rate	47%	52%	58%	139%(e)	81%(e)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Emerging Markets Fund, Inc., BlackRock Funds VII, Inc. (each, a "Corporation" or collectively, the “Corporations”) and BlackRock Unconstrained Equity Fund are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Corporations are each organized as a Maryland corporation and BlackRock Unconstrained Equity Fund is organized as a Delaware statutory trust. BlackRock Sustainable Emerging Markets Equity Fund is a series of BlackRock Funds VII, Inc. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Registrant Name	Fund Name	Herein Referred To As	Diversification Classification
BlackRock Emerging Markets Fund, Inc.	BlackRock Emerging Markets Fund, Inc.	Emerging Markets	Diversified
BlackRock Unconstrained Equity Fund	BlackRock Unconstrained Equity Fund	Unconstrained Equity	Non-diversified
BlackRock Funds VII, Inc.	BlackRock Sustainable Emerging Markets Equity Fund	Sustainable Emerging Markets Equity	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Class R Shares are sold only to certain employer-sponsored retirement plans.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Directors of Emerging Markets and Sustainable Emerging Markets Equity and the Board of Trustees of Unconstrained Equity are collectively referred to throughout this report as the “Board of Directors” or the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
On February 20, 2025, the Board approved a change in the name of BlackRock Sustainable Emerging Markets Equity Fund to BlackRock Sustainable Aware Emerging Markets Equity Fund and certain changes to the Fund’s investment policy. These changes were originally expected to become effective on or about August 28, 2025, but have been cancelled. On May 20, 2025, the Board approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on September 12, 2025, the Fund will no longer accept orders to purchase Fund shares. On or about September 19, 2025, (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the NAV per share and the Fund will then be terminated as a series of the Corporation.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the  Statements of Operations.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Notes to Financial Statements

Notes to Financial Statements  (continued)

•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Emerging Markets
SG Americas Securities LLC	$ 1,995,401	$ (1,995,401)	$ —	$ —
Sustainable Emerging Markets Equity
J.P. Morgan Securities LLC	$ 1,106,625	$ (1,106,625)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
Notes to Financial Statements

Notes to Financial Statements  (continued)

5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of  Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
•Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of

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Notes to Financial Statements  (continued)

the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds.  Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty,  each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	Investment Advisory Fees
Average Daily Net Assets	Emerging Markets	Unconstrained Equity	Sustainable Emerging Markets Equity
First $1 billion	0.81%	0.80%	0.60%
$1 billion — $3 billion	0.76	0.75	0.56
$3 billion — $5 billion	0.73	0.72	0.54
$5 billion — $10 billion	0.70	0.70	0.52
Greater than $10 billion	0.69	0.68	0.51
With respect to Emerging Markets and Sustainable Emerging Markets Equity, the Manager entered into separate sub-advisory agreements with BlackRock Asset Management North Asia Limited (“BAMNA”) and with respect to Emerging Markets, Unconstrained Equity and Sustainable Emerging Markets Equity, the Manager entered into sub-advisory
Notes to Financial Statements

Notes to Financial Statements  (continued)

agreements with BlackRock International Limited (“BIL”), each an affiliate of the Manager. The Manager pays BAMNA and BIL for services they provide for that portion of each Fund for which BAMNA and BIL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees:  The Funds entered into a Distribution Agreement and Distribution and Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
	Emerging Markets		Unconstrained Equity		Sustainable Emerging Markets Equity
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Investor A	0.25%	N/A	0.25%	N/A	0.25%	N/A
Investor C	0.25	0.75%	0.25	0.75%	N/A	N/A
Class R	N/A	N/A	0.25	0.25	0.25	0.25%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended April 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor C	Class R	Total
Emerging Markets	$ 707,552	$ 68,994	$ —	$ 776,546
Unconstrained Equity	605,778	35,021	3,639	644,438
Sustainable Emerging Markets Equity	93,587	—	1,994	95,581
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended April 30, 2025, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended April 30, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Emerging Markets	$ 12,939	$ 15,247	$ 1,805	$ 3,391	$ —	$ 33,382
Unconstrained Equity	9,193	6,763	538	298	52	16,844
Sustainable Emerging Markets Equity	7,936	4,283	—	58	54	12,331
For the year ended April 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Emerging Markets	$ 5,579,485	$ 737,606	$ 17,751	$ 78,095	$ —	$ 6,412,937
Unconstrained Equity	1,184,717	182,223	6,763	1,185	1,150	1,376,038
Sustainable Emerging Markets Equity	59,857	61,512	—	299	1,316	122,984
Other Fees:  For the year ended April 30, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
Emerging Markets	$ 3,005
Unconstrained Equity	15,360
Sustainable Emerging Markets Equity	120
For the year ended April 30, 2025, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
Emerging Markets	$ 675	$ 533
Unconstrained Equity	2,257	2,615
Expense Limitations, Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreements may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of a Fund, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and

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Notes to Financial Statements  (continued)

expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended April 30, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Emerging Markets	$ 188,067
Unconstrained Equity	12,420
Sustainable Emerging Markets Equity	1,691
With respect to each Fund, the Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended April 30, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R
Emerging Markets	0.86%	1.11%	1.86%	0.81%	— %
Unconstrained Equity	0.95	1.20	1.95	0.90	1.45
Sustainable Emerging Markets Equity	0.86	1.11	—	0.81	1.36
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.  For the year ended April 30, 2025, amounts included in the Statements of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Emerging Markets	$ 1,371,313
Sustainable Emerging Markets Equity	101,949
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager—class specific in the Statements of Operations. For the year ended April 30, 2025, class specific expense waivers and/or reimbursements were as follows:
	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Emerging Markets	$ 3,891,637	$ 596,096	$ 14,301	$ 78,093	$ —	$ 4,580,127
Unconstrained Equity	230,842	2,655	2,923	19	358	236,797
Sustainable Emerging Markets Equity	41,448	42,795	—	298	1,115	85,656
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and  any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Unconstrained Equity retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees .
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, Unconstrained Equity, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending
Notes to Financial Statements

Notes to Financial Statements  (continued)

income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees .
Prior to January 1, 2025, Unconstrained Equity retained 82% of securities lending income (which excluded collateral investment fees) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded specified thresholds, Unconstrained Equity would retain for the remainder of that calendar year 85% of securities lending income (which excluded collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees .
Pursuant to the current securities lending agreement, Emerging Markets and Sustainable Emerging Markets Equity retain 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, Emerging Markets and Sustainable Emerging Markets Equity, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended April 30, 2025, each Fund paid BIM the following amounts for securities lending agent services:
Fund Name	Amounts
Emerging Markets	$ 18,020
Unconstrained Equity	1,723
Sustainable Emerging Markets Equity	840
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund participated in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
7.
 PURCHASES AND SALES
For the year ended April 30, 2025, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
Emerging Markets	$ 5,944,654,792	$ 7,241,713,002
Unconstrained Equity	966,580,156	801,681,471
Sustainable Emerging Markets Equity	34,462,084	49,627,885
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to net operating loss were reclassified to the following accounts:
Fund Name	Paid-in Capital	Accumulated Earnings (Loss)
Unconstrained Equity	$ (3,670,260)	$ 3,670,260

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

The tax character of distributions paid was as follows:
Fund Name	Year Ended 04/30/25	Year Ended 04/30/24
Emerging Markets
Ordinary income	$ 80,132,302	$ 85,013,527
Sustainable Emerging Markets Equity
Ordinary income	$ 1,903,062	$ 1,242,198
As of April 30, 2025, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Ordinary Losses(c)	Total
Emerging Markets	$ 8,237,324	$ (1,014,485,855)	$ (53,173,074)	$ —	$ (1,059,421,605)
Unconstrained Equity	—	(68,934,892)	106,926,538	(1,339,681)	36,651,965
Sustainable Emerging Markets Equity	311,762	(14,326,699)	8,105,208	(319,331)	(6,229,060)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the accounting for swap agreements and the characterization of corporate actions.

(c)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
During the year ended April 30, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
Fund Name	Utilized
Emerging Markets	$ 148,216,847
Sustainable Emerging Markets Equity	4,124,092
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets	$ 3,690,568,677	$ 485,184,129	$ (538,454,947)	$ (53,270,818)
Unconstrained Equity	1,176,456,838	164,541,350	(57,622,357)	106,918,993
Sustainable Emerging Markets Equity	63,580,549	13,461,433	(5,258,542)	8,202,891
9.
BANK BORROWINGS
Each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended April 30, 2025, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Notes to Financial Statements

Notes to Financial Statements  (continued)

Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements  and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments.  An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 04/30/25		Year Ended 04/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Emerging Markets
Institutional
Shares sold	37,736,113	$ 925,461,829	63,990,594	$ 1,507,298,100
Shares issued in reinvestment of distributions	1,709,522	41,889,852	1,994,749	46,902,995
Shares redeemed	(71,063,127)	(1,741,171,214)	(76,545,212)	(1,803,207,961)
	(31,617,492)	$ (773,819,533)	(10,559,869)	$ (249,006,866)
Investor A
Shares sold and automatic conversion of shares	2,599,631	$ 61,036,149	2,948,276	$ 66,787,092
Shares issued in reinvestment of distributions	182,194	4,283,123	189,218	4,278,180
Shares redeemed	(4,237,739)	(99,368,425)	(4,216,192)	(95,404,261)
	(1,455,914)	$ (34,049,153)	(1,078,698)	$ (24,338,989)
Investor C
Shares sold	33,215	$ 646,948	29,195	$ 545,805
Shares issued in reinvestment of distributions	4,427	85,789	5,037	94,551
Shares redeemed and automatic conversion of shares	(156,581)	(3,008,769)	(158,713)	(2,963,483)
	(118,939)	$ (2,276,032)	(124,481)	$ (2,323,127)
Class K
Shares sold	10,844,448	$ 266,038,069	12,826,646	$ 299,397,803
Shares issued in reinvestment of distributions	601,500	14,746,419	699,892	16,451,926
Shares redeemed	(23,218,954)	(568,659,984)	(13,997,184)	(334,166,780)
	(11,773,006)	$ (287,875,496)	(470,646)	$ (18,317,051)
	(44,965,351)	$ (1,098,020,214)	(12,233,694)	$ (293,986,033)

	Year Ended 04/30/25		Year Ended 04/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Unconstrained Equity
Institutional
Shares sold	46,872,345	$ 663,166,859	63,903,892	$ 859,049,060
Shares redeemed	(47,568,641)	(666,177,129)	(4,716,692)	(61,303,234)
	(696,296)	$ (3,010,270)	59,187,200	$ 797,745,826
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 04/30/25		Year Ended 04/30/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
Unconstrained Equity (continued)
Investor A
Shares sold and automatic conversion of shares	2,340,613	$ 32,935,315	2,927,183	$ 38,325,233
Shares redeemed	(2,765,417)	(38,724,082)	(2,178,913)	(27,207,082)
	(424,804)	$ (5,788,767)	748,270	$ 11,118,151
Investor C
Shares sold	89,016	$ 1,250,630	202,044	$ 2,530,912
Shares redeemed and automatic conversion of shares	(132,358)	(1,825,297)	(67,354)	(836,873)
	(43,342)	$ (574,667)	134,690	$ 1,694,039
Class K(a)
Shares sold	17,324,397	$ 244,821,828	—	$ —
Shares redeemed	(1,652,388)	(22,397,217)	—	—
	15,672,009	$ 222,424,611	—	$ —
Class R
Shares sold	14,271	$ 199,798	37,829	$ 509,327
Shares redeemed	(13,931)	(194,273)	(15,981)	(209,898)
	340	$ 5,525	21,848	$ 299,429
	14,507,907	$ 213,056,432	60,092,008	$ 810,857,445

(a)	The share class commenced operations on May 14, 2024.

	Year Ended 04/30/25		Year Ended 04/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Sustainable Emerging Markets Equity
Institutional
Shares sold	78,918	$ 1,063,126	107,916	$ 1,379,254
Shares issued in reinvestment of distributions	62,574	840,372	42,892	547,087
Shares redeemed	(409,976)	(5,448,790)	(365,580)	(4,615,008)
	(268,484)	$ (3,545,292)	(214,772)	$ (2,688,667)
Investor A
Shares sold	36,266	$ 469,263	53,670	$ 671,631
Shares issued in reinvestment of distributions	60,582	800,167	41,836	526,052
Shares redeemed	(586,544)	(7,668,356)	(563,755)	(7,010,844)
	(489,696)	$ (6,398,926)	(468,249)	$ (5,813,161)
Class K
Shares sold	11,782	$ 156,221	22,926	$ 289,044
Shares issued in reinvestment of distributions	1,772	23,761	1,273	16,214
Shares redeemed	(24,883)	(329,469)	(43,323)	(558,147)
	(11,329)	$ (149,487)	(19,124)	$ (252,889)
Class R
Shares sold	3,424	$ 31,206	14,230	$ 124,836
Shares issued in reinvestment of distributions	1,488	13,757	736	6,556
Shares redeemed	(8,929)	(82,990)	(19,360)	(168,585)
	(4,017)	$ (38,027)	(4,394)	$ (37,193)
	(773,526)	$ (10,131,732)	(706,539)	$ (8,791,910)
As of April 30, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Class K
Unconstrained Equity	3,544
Sustainable Emerging Markets Equity	10,701
12.
FOREIGN WITHHOLDINGS TAX CLAIMS
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Assuming there are sufficient foreign taxes paid which each of Emerging Markets and Unconstrained Equity is able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of April 30, 2025, and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund’s performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
13.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’  financial statements was completed through the date the financial statements were issued and the following are noted:
On May 20, 2025, the Board approved the closure of BlackRock Sustainable Emerging Markets Equity Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on September 12, 2025, the Fund will no longer accept orders to purchase Fund shares. On or about September 19, 2025, (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the NAV per share and the Fund will then be terminated as a series of the Corporation.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors/Trustees of BlackRock Emerging Markets Fund, Inc. and BlackRock Unconstrained Equity Fund, and to the Shareholders of BlackRock Sustainable Emerging Markets Equity Fund and the Board of Directors of BlackRock Funds VII, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Emerging Markets Fund, Inc., BlackRock Unconstrained Equity Fund, and BlackRock Sustainable Emerging Markets Equity Fund of BlackRock Funds VII, Inc. (the “Funds”), including the schedules of investments, as of April 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 25, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

2025 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2025:
Fund Name	Qualified Dividend Income
Emerging Markets	$ 74,711,286
Sustainable Emerging Markets Equity	1,229,475
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended April 30, 2025:
Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
Emerging Markets	$ 87,284,930	$ 32,494,566
Sustainable Emerging Markets Equity	1,357,792	245,447
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended April 30, 2025:
Fund Name	Federal Obligation Interest
Emerging Markets	$ 4,176,086
Sustainable Emerging Markets Equity	37,599
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2025 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
Emerging Markets	0.48%
Sustainable Emerging Markets Equity	0.97
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended April 30, 2025:
Fund Name	Interest Dividends
Emerging Markets	$ 8,391,584
Sustainable Emerging Markets Equity	75,457
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended April 30, 2025:
Fund Name	Interest- Related Dividends
Emerging Markets	$ 8,417,832
Sustainable Emerging Markets Equity	75,790

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of BlackRock Emerging Markets Fund, Inc., BlackRock Unconstrained Equity Fund and BlackRock Funds VII, Inc. is paid by BlackRock Emerging Markets Fund, Inc., BlackRock Unconstrained Equity Fund and BlackRock Funds VII, Inc., on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2025 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Asset Management North Asia Limited (a)
Hong Kong
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
State Street Bank and Trust Company
Boston, MA 02114
Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109
(a) For Emerging Markets and Sustainable Emerging Markets Equity.
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
CNH	Chinese Yuan
USD	United States Dollar

2025 BlackRock Annual Financial Statements and Additional Information

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Emerging Markets Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Emerging Markets Fund, Inc.

Date: June 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Emerging Markets Fund, Inc.

Date: June 25, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Emerging Markets Fund, Inc.

Date: June 25, 2025